SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 53,270	$ 70,615	$ 76,033
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	47,686	63,684	69,305
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	2,475	2,674	2,272
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	808	1,158	1,368
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	2,301	3,099	3,088
Operating segments | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	13,373	18,478	20,145
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	5,548	6,927	7,041
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	27,989	37,487	40,247
Operating segments | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	4,898	6,487	7,506
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,451	1,165	1,009
Operating segments | Steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	12,791	17,669	19,372
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	5,226	6,467	6,582
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	25,437	33,759	36,603
Operating segments | Steel sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	4,232	5,789	6,748
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Non-steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	76	122	148
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	47	66	31
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	621	1,130	882
Operating segments | Non-steel sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	319	239	243
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,412	1,117	968
Operating segments | By-product sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	83	114	124
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	82	93	115
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	553	816	947
Operating segments | By-product sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	90	135	182
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Other sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	423	573	501
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	193	301	313
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,378	1,782	1,815
Operating segments | Other sales | ACIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	257	324	333
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	39	48	41
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	11	71	85
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 11	$ 71	$ 85